Share-based compensation - Share purchase plan (Details) - Share purchase plan	12 Months Ended
	Dec. 31, 2021 CHF (SFr) EquityInstruments	Dec. 31, 2020 CHF (SFr) EquityInstruments	Dec. 31, 2019 CHF (SFr) EquityInstruments
Share-based compensation
Shares transferred to settle expense | EquityInstruments	116,914	207,190	196,610
Consulting fees settled in shares | SFr	SFr 164,689	SFr 285,745	SFr 289,214